Offerings - Offering: 1	May 12, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Medium-Term Notes, Series D
Amount Registered	250,000
Proposed Maximum Offering Price per Unit	1.00000
Maximum Aggregate Offering Price	$ 250,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 34.52
Offering Note	None